Average Annual Total Returns{- Consumer Staples Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-22 - Consumer Staples Portfolio	VIP Consumer Staples Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Consumer Staples Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Consumer Staples Portfolio-Initial VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1506 Past 1 year	F1506 Past 5 years	F1506 Past 10 years
Total	14.24%	10.20%	11.61%	28.71%	18.47%	16.55%	17.62%	11.24%	12.25%